SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	7.1190	7.0176	7.2960
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	1	1	1
Average Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	7.2125	7.2043	7.0533